Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Other Payables
	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Accrued salary and bonus	$10,384,089	$12,448,548	$443,324
Payables for property, plant and equipment	14,282,564	10,013,971	356,623
Accrued employees’ compensation and remuneration to directors	3,206,036	4,405,981	156,908
Accrued employee insurance	900,367	1,105,122	39,356
Accrued utilities	504,866	536,491	19,106
Others	9,903,768	10,905,510	388,373

	$39,181,690	$39,415,623	$1,403,690